OTHER GAINS - NET (Tables)	12 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Schedule of other gains

	2019	2018
Disposal of property, plant and equipment	$1.2	$9.7
Net foreign exchange gains	24.8	2.5
Reversal of royalty obligations	7.9	2.0
Disposal of interest in investment	—	14.3
Remeasurement of investment, net of reorganization and others costs	3.7	12.2
Other	(15.3)	(3.3)
Other gains – net	$22.3	$37.4